Financing Receivables (Changes In Allowance For Losses For Current Period) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	¥ 3,226		¥ 3,943		¥ 3,385		¥ 3,809
Allowance for loan losses, Provision for losses	(679)		330		(683)		105
Allowance for loan losses, Charge-offs	(24)				(35)
Allowance for loan losses, Other	30	[1]	(236)	[1]	(114)	[1]	(327)	[1]
Allowance for loan losses, Balance at end of year	2,553		3,587		2,553		3,587
Allowance for receivables other than loans, Balance at beginning of year	1,512		1,460		1,503		1,051
Allowance for receivables other than loans, Provision for losses	73		(196)		89		(179)
Allowance for receivables other than loans, Charge-offs							(1)
Allowance for receivables other than loans, Other	(4)	[1]	(23)	[1]	(11)	[1]	370	[1]
Allowance for receivables other than loans, Balance at end of year	1,581		1,241		1,581		1,241
Total allowance for doubtful accounts, Balance at beginning of year	4,738		4,953		4,888		4,860
Total allowance for doubtful accounts, Provision for losses	(606)		134		(594)		(74)
Total allowance for doubtful accounts, Charge-offs	(24)				(35)		(1)
Total allowance for doubtful accounts, Other	26	[1]	(259)	[1]	(125)	[1]	43	[1]
Total allowance for doubtful accounts, Balance at end of year	4,134		4,828		4,134		4,828
Loans at banks [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	552		339		552		339
Allowance for loan losses, Provision for losses	211		49		211		49
Allowance for loan losses, Charge-offs	(1)				(1)
Allowance for loan losses, Balance at end of year	762		388		762		388
Short-term secured margin loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	17		57		24		37
Allowance for loan losses, Provision for losses	(4)		(24)		0		(4)
Allowance for loan losses, Charge-offs					(11)
Allowance for loan losses, Other	0	[1]	(1)	[1]	0	[1]	(1)	[1]
Allowance for loan losses, Balance at end of year	13		32		13		32
Inter-bank money market loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Charge-offs
Corporate loans [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	2,606		3,086		2,758		3,422
Allowance for loan losses, Provision for losses	(867)		316		(875)		71
Allowance for loan losses, Charge-offs	(23)				(23)
Allowance for loan losses, Other	30	[1]	(235)	[1]	(114)	[1]	(326)	[1]
Allowance for loan losses, Balance at end of year	1,746		3,167		1,746		3,167
Advances to affiliated companies [Member]
Financing receivable, allowance for credit losses [Line items]
Allowance for loan losses, Balance at beginning of year	51		11		51		11
Allowance for loan losses, Provision for losses	(19)		(11)		(19)		(11)
Allowance for loan losses, Balance at end of year	¥ 32				¥ 32

[1]	Includes the effect of foreign exchange movements.